Stockholders' Deficit (Details 1) - shares	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Class of Warrant or Right [Line Items]
Membership Units or Shares, Balance	2,923,666	1,335,166	1,317,894
Membership Units or Shares, Granted	60,000	1,588,500	1,832,916
Membership Units or Shares, Forfeitures	0		(782,307)
Membership Units or Shares, Exercised	0		(1,033,337)
Membership Units or Shares, Balance	2,983,666	2,923,666	1,335,166